Loans (Details)				6 Months Ended
	May 19, 2025 USD ($)	Apr. 03, 2025 USD ($)	Apr. 03, 2025 CHF (SFr)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 USD ($)	May 19, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)
Loans [Line Items]
Aggregate loan amount		$ (347,942)	SFr 300,000
Bears interest rate		5.00%	5.00%
Mature date		April 7, 2026	April 7, 2026
Conversion price percentage		90.00%	90.00%
Transaction costs				$ (48,712)	SFr 42,000
Net cash proceeds amount				(438,407)	SFr 378,000
Carrying amount of liability				430,841
Fair value of derivative				52,957
Gain amount	$ (14,917)			$ (14,917)
Bottom of Range [Member]
Loans [Line Items]
Loan amount	347,942						SFr 300,000
Top of Range [Member]
Loans [Line Items]
Loan amount	$ 487,119						SFr 420,000